Brumadinho dam failure (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Brumadinho Dam Failure
Integral Reparation Agreement	$ 10	$ (5)	$ (1)	$ (30)
Other obligations	(5)	15		79
Incurred expenses	150	84	336	156
Insurance	(1)		(113)	(5)
Expenses related to Brumadinho event	$ 154	$ 94	$ 222	$ 200